Regulatory Matters	12 Months Ended
Jun. 30, 2012
Banking and Thrift [Abstract]
Regulatory Capital Requirements under Banking Regulations [Text Block]
(10)	Regulatory Matters

The Federal Deposit Insurance Corporation (FDIC) insures deposits of account holders up to $250,000. The Bank pays an annual premium to provide for this insurance. The Bank is also a member of the Federal Home Loan Bank System and is required to maintain an investment in the stock of the Federal Home Loan Bank of Atlanta (FHLBA) equal to at least 4.50% of the outstanding borrowings from the FHLBA plus the lesser of 0.20% of total assets or $25 million. The investment in the FHLBA stock is reported in the statement of financial condition as investment securities required by law. Purchases and sales of stock are made directly with the Bank at par value.

Pursuant to regulations of the Federal Reserve Board, all FDIC-insured depository institutions must maintain average daily reserves against their transaction accounts. No reserves are required to be maintained on the first $10.7 million of transaction accounts, reserves equal to 3% must be maintained on the next $48.1 million of transaction accounts, and a reserve of 10% must be maintained against all remaining transaction accounts. These reserve requirements are subject to adjustments by the Federal Reserve Board. Because required reserves must be maintained in the form of vault cash or in a non-interest bearing account at a Federal Reserve Bank, the effect of the reserve requirement is to reduce the amount of the institution's interest-earning assets. At June 30, 2012 and 2011, the Bank met its reserve requirements of $494,000 and $573,000, respectively.

The Company, as the holding company for the Bank, has an annual cash requirement of approximately $655,000 for the payment of preferred stock dividends and debt service on the subordinated debentures. The only source of internal funds for the holding company is dividends from the Bank. The amount of dividends that can be paid to the Company from the Bank is limited by the retained earnings of the Bank in the current calendar year and the prior two calendar years. However, dividends paid by the Bank to the Company would be prohibited if the effect thereof would cause the Bank’s capital to be reduced below applicable minimum capital requirements.

On May 6, 2010, the Company’s Board of Directors determined to suspend regular quarterly cash dividends on the $6.0 million in Series A Preferred Stock and $300,000 in Series B Preferred Stock. On the same date, the Company’s Board of Directors determined to suspend interest payments on the junior subordinated debentures. The Company’s Board of Directors took these actions in consultation with the Federal Reserve Bank of Richmond as required by recent regulatory policy guidance. The Company currently has sufficient capital and liquidity to pay the scheduled dividends on the preferred stock and interest on the junior subordinated debentures; however, the Company believes these decisions will better support the capital position of the Bank, a wholly owned subsidiary of the Company. As of June 30, 2012, a total of $736,000 in dividends on the Series A and B Preferred Stock and $727,000 in interest on the junior subordinated debentures had been deferred.

The Company is subject to various regulatory capital requirements administered by the federal banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory and possibly additional discretionary actions by regulators that, if undertaken, could have a direct material effect on the Company's financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Company must meet specific capital guidelines that involve quantitative measures of the Company's assets, liabilities, and certain off-balance-sheet items as calculated under regulatory accounting practices. The Company's capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings, and other factors. In addition, the Company must maintain minimum capital and other requirements of regulatory authorities when declaring or paying dividends. The Company has complied with such capital requirements.

Quantitative measures established by regulation to ensure capital adequacy require the Company to maintain minimum amounts and ratios (as defined in the regulations and as set forth in the table below, as defined) of total and Tier I capital (as defined) to risk-weighted assets (as defined), and of Tier I capital to average assets (as defined). Management believes, as of June 30, 2012 and 2011, that the Company meets all capital adequacy requirements to which it is subject.

As of June 30, 2012, the most recent notification from banking regulators categorized the Company as well capitalized under the regulatory framework for prompt corrective action. To be categorized as well or adequately capitalized the Company must maintain minimum total risk-based, Tier I risk-based, and Tier I leverage ratios as set forth in tables below. There are no conditions or events since that notification that management believes have changed the institution's category.

PATAPSCO BANCORP, INC. AND SUBSIDIARIES

Notes to Consolidated Financial Statements

At June 30, 2012, the Bank exceeded all regulatory minimum capital requirements. The holding company ratios do not differ significantly from the Bank’s ratios. The table below presents certain information relating to the Bank’s regulatory compliance at June 30, 2012.

					To Be Well
					Capitalized Under
			For Capital		Prompt Corrective
	Actual		Adequacy Purposes		Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in thousands)

Total Capital (to Risk Weighted Assets)	$20,036	13.26%	$12,089	8.00%	$15,111	10.00%
Tier 1 Capital (to Risk Weighted Assets)	18,124	11.99%	6,044	4.00%	9,067	6.00%
Tier 1 Leverage Ratio	18,124	7.13%	10,164	4.00%	12,706	5.00%

At June 30, 2011, the Bank exceeded all regulatory minimum capital requirements. The table below presents certain information relating to the Bank’s regulatory compliance at June 30, 2011.

					To Be Well
					Capitalized Under
			For Capital		Prompt Corrective
	Actual		Adequacy Purposes		Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in thousands)

Total Capital (to Risk Weighted Assets)	$21,432	12.94%	$13,250	8.00%	$16,563	10.00%
Tier 1 Capital (to Risk Weighted Assets)	19,335	11.67%	6,625	4.00%	9,938	6.00%
Tier 1 Leverage Ratio	19,335	7.26%	10,659	4.00%	13,323	5.00%